INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule Of Deferred Tax Assets and Liabilities Composition [Table Text Block]
Deferred taxes:

1.	Composition:

	December 31,
	2011	2012

Net operating losses carried forward	33,753	44,822
Allowances, reserves and intangible assets	4,651	592
Capitalized software costs	(1,575)	(3,140)
Differences in measurement basis (cash basis for tax purposes)	(6,745)	(6,770)

	30,084	35,504
Valuation allowance	(19,984)	(25,419)

Total	10,100	10,085

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Presentation in balance sheets:

	December 31,
	2011	2012

Other current assets	6,254	7,527
Other non-current assets	11,630	13,618
Other current liabilities	(2,509)	(3,076)
Long-term liabilities	(5,275)	(7,984)

	10,100	(10,085)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income before taxes on income:

	Year ended December 31,
	2010	2011	2012

Domestic	31,153	32,692	37,430
Foreign	11,463	10,258	12,893

Total	42,616	42,950	50,323

Schedule Of Components Of Income Tax Expense Benefit Statements Of Operations [Table Text Block]
Income taxes included in the statements of income:

	Year ended December 31,
	2010	2011	2012

Current taxes:

Domestic	8,149	8,351	5,955
Foreign	1,750	1,136	1,113

	9,899	9,487	7,068
Deferred taxes:

Domestic	(4,004)	(3,948)	(453)
Foreign	649	150	(32)

Deferred taxes, net	(3,355)	(3,798)	(485)

Taxes on income	6,544	5,689	6,583

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The following table presents reconciliation between the theoretical tax expense, assuming that all income was taxed at statutory tax rates, and the actual income tax expense, as recorded in the Company's statements of income:

	Year ended December 31,
	2010	2011	2012

Income before income taxes, as per the statement of operations	42,616	42,950	50,323

Statutory tax rate in Israel	25%	24%	25%

Theoretical tax expense	10,654	10,308	12,581
Reconciliation:
Non-deductible expenses	238	1,539	1,965
Effect of different tax rates	631	922	547
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided, net	(3,438)	883	(761)
Effect of change in Israel tax rates	-	(1,606)	-
Prior year losses and temporary differences for which deferred taxes were recorded, net	(3,231)	(6,692)	(4,179)
Uncertain tax position	1,636	297	(1,260)
Taxes in respect of prior years	735	(707)	(2,456)
Other	(681)	745	146

Income taxes as per the statement of operations	6,544	5,689	6,583

Effective tax rate - in %	15.4%	13.2%	13.1%

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

A reconciliation of the beginning and ending amount of total unrecognized tax benefits in Formula's subsidiaries is as follows:

Balance as of January 1, 2011	2,106

Increase related to current year tax positions	1,363
Decrease related to prior years' tax positions	(512)

Decrease due to deconsolidation of Sapiens	(400)

Balance as of December 31, 2011	2,557

Increase due to consolidation of Sapiens	1,566

Increase related to current year tax positions	66
Decrease related to prior years' tax positions	(401)

Settlements with tax authorities	(925)

Balance as of December 31, 2012	2,863